Restructuring and Productivity Initiatives	12 Months Ended
Dec. 28, 2014
Restructuring and Related Activities [Abstract]
Restructuring and Productivity Initiatives
Restructuring and Productivity Initiatives

2014 and 2013 Transition Period

Phase 1:During the transition period and first nine months of 2014, Heinz invested in restructuring and productivity initiatives as part of its ongoing cost reduction efforts with the goal of driving efficiencies and creating fiscal resources that will be reinvested into Heinz's business as well as to accelerate overall productivity on a global scale. As of December 28, 2014, these initiatives have resulted in the reduction of approximately 4,050 corporate and field positions across Heinz's global business segments (excluding the factory closures noted below). With respect to these restructuring and productivity initiatives, Heinz incurred total charges of $289 million related to severance benefits and other severance-related expenses from inception through December 28, 2014.
Footprint: In addition, Heinz announced the planned closure and consolidation of 5 factories across the U.S., Canada and Europe during 2014.  The number of employees impacted by these 5 plant closures and consolidation is approximately 1,600, all of which had left Heinz as of December 28, 2014. With respect to these factory closures, Heinz incurred charges of $91 million related to severance benefits and other severance-related expenses through December 28, 2014.  Heinz may also incur other charges not currently contemplated due to events that may occur as a result of, or related to, these plant closures.
License Expiration: Furthermore, Heinz announced the planned closure of one additional factory in Europe in the first half of 2015 due to the expiration of a license to manufacture a non-core product. The number of employees expected to be impacted by this plant closure is approximately 200. With respect to this factory closure, Heinz incurred charges of approximately $11 million related to severance benefits and other severance-related expenses which it recorded in the year ended December 28, 2014. In addition, Heinz recognized $33 million in non-cash asset write-downs for impairment of long-lived assets to be disposed.
Phase II: In the fourth quarter of 2014, Heinz invested in restructuring and productivity initiatives as part of its ongoing cost reduction efforts with the goal of driving efficiencies and creating fiscal resources that will be reinvested into Heinz's business as well as to accelerate overall productivity on a global scale. As of December 28, 2014, these initiatives have resulted in the reduction of approximately 800 corporate and field positions across Heinz's global business segments (excluding the factory closures noted above). With respect to these restructuring and productivity initiatives, Heinz recognized $30 million in non-cash asset write-downs for impairment of long-lived assets to be disposed. Heinz currently estimates it will incur total charges of approximately $70 million related to severance benefits and other severance-related expenses, of which $63 million has been incurred from project inception through December 28, 2014.
In the year ended December 28, 2014, Heinz recorded total pre-tax costs related to the initiatives discussed above of $435 million which was comprised of the following:

•	$175 million for severance and employee benefit costs relating to the reduction of corporate and field positions across Heinz.

•	$56 million associated with other implementation costs, primarily for professional fees, and contract and lease termination costs.

•	$204 million relating to non-cash asset write-downs and accelerated depreciation for the planned closure and consolidation of 6 factories across the U.S., Canada and Europe.
Of the $435 million total pre-tax charges for the year ended December 28, 2014, $357 million was recorded in cost of products sold and $78 million in selling, general and administrative expenses ("SG&A").
During the transition period, Heinz recorded pre-tax costs related to the Phase I and Footprint initiatives of $410 million in the Successor period from February 8, 2013 to December 29, 2013, and $6 million in the Predecessor period, which were recorded in the Non-Operating segment.  These pre-tax restructuring and productivity initiatives were comprised of the following:

•
$274 million for the Successor period for severance and employee benefit costs relating to the reduction of corporate and field positions across Heinz, including pension curtailment and special termination charges of $57 million (see Note 16).

•	$70 million for the Successor period associated with other implementation costs, primarily for professional fees, and contract and lease termination costs.

•
$66 million for the Successor period, and $6 million for the Predecessor period relating to non-cash asset write-downs and accelerated depreciation for the closure of corporate offices and a factory in China and the reduction of manufacturing capacity of a factory in the U.K, and the planned closure and consolidation of 3 factories in the U.S. and Canada.

Of the $410 million total pre-tax charges in the Successor period ended December 29, 2013, $168 million was recorded in Cost of products sold and $242 million in Selling, general and administrative expenses ("SG&A").
Heinz does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

	Successor		Predecessor
	December 30, 2013 - December 28, 2014	February 8 - December 29, 2013	April 29 - June 7, 2013
	(In millions)
North America	$178	$172	$—
Europe	195	126	4
Asia/Pacific	39	27	2
Latin America	16	18	—
RIMEA	4	4	—
Non-Operating	3	63	—
Total productivity charges	$435	$410	$6

Activity in other accrued liability balances for restructuring and productivity charges incurred by the Successor were as follows:

	Severance and other severance related costs	Other exit costs (a)	Total
	(In millions)
Accrual balance at December 29, 2013	$66	$42	$108
2014 Restructuring and productivity initiatives	175	56	232
Cash payments	(189)	(72)	(261)
Accrual balance at December 28, 2014	$53	$26	$79
(Totals may not add due to rounding)

(a) Other exit costs primarily represent professional fees, and contract and lease termination costs.

The majority of the amount included in accrual balance at December 28, 2014 is expected to be paid in 2015.
Fiscal 2012

On May 26, 2011, the H. J. Heinz Company announced that it would invest in productivity initiatives during Fiscal 2012 designed to increase manufacturing effectiveness and efficiency as well as accelerate overall productivity on a global scale. The H. J. Heinz Company recorded costs related to these productivity initiatives of $205 million pre-tax ($144 million after-tax) during Fiscal 2012, all of which were reported in the Non-Operating segment. These pre-tax costs were comprised of the following:

•	$51 million relating to asset write-downs and accelerated depreciation for the closure of six factories, including two in Europe, three in the U.S. and one in Asia/Pacific,

•	$81 million for severance and employee benefit costs relating to the reduction of the global workforce by approximately 1,400 positions, and

•
$73 million associated with other implementation costs, primarily for professional fees, contract termination and relocation costs for the establishment of the European supply chain hub and to improve global manufacturing efficiencies.

Of the $205 million total pre-tax charges in Fiscal 2012, $130 million was recorded in cost of products sold and $75 million in SG&A. In addition, after-tax charges of $19 million were recorded in losses from discontinued operations for Fiscal 2012, for severance and employee benefit costs relating to workforce reductions by approximately 1,500 positions and the closure of two factories.

The H. J. Heinz Company does not include productivity charges in the results of its reportable segments. The pre-tax impact of allocating such charges to segment results would have been as follows:

Fiscal 2012
(In millions)
North America	$78
Europe	59
Asia/Pacific	66
Latin America	3
RIMEA	(2)
Non-Operating	1
Total productivity charges	$205

There were no charges for productivity initiatives in Fiscal 2013. The amount included in other accrued liabilities related to productivity initiatives totaled $55 million at April 29, 2012, all of which was paid in cash during Fiscal 2013.